Variable Interest Entities And Other Long-term Investment	12 Months Ended
Dec. 31, 2011
Variable Interest Entities And Other Longterm Investment [Abstract]
Variable Interest Entities And Other Longterm Investment [Text Block]

NOTE 13. VARIABLE INTEREST ENTITIES AND OTHER LONG-TERM INVESTMENT

(a) Variable interest entities

ASC 810, Consolidation, requires a variable interest entity to be consolidated by a company if that company is the primary beneficiary of that variable interest entity.

To satisfy PRC laws and regulations, the Group conducts its internet information and certain other businesses in the PRC via its variable interest entities. These variable interest entities are directly owned by certain employees of the Company. Capital for the variable interest entities is funded by the Company through loans provided to those employees, and is initially recorded as loans to related parties. These loans are eliminated for accounting purposes with the capital of variable interest entities during consolidation.

Under contractual agreements with the Company, employees who are shareholders of the variable interest entities are required to transfer their ownership in these entities to the Company, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Company at any time to repay the loans outstanding. All voting rights of the variable interest entities are assigned to the Company, and the Company has the right to designate all directors and senior management personnel of the variable interest entities. Employees who are shareholders of the variable interest entities have pledged their shares in the variable interest entities as collateral for the loans. As of December 31, 2010 and 2011, the aggregate amount of these loans was RMB9,762,679 and RMB1,500,000, respectively.

As of December 31, 2010, the Company effectively controlled merely one variable interest entity, Wangku, which has been included in discontinued operations and details were disclosed in note 3. As of December 31, 2011, the Company effectively controlled one variable interest entity, Changshengtiandi, which has been included in the consolidated financial statements.

Wangku

Wangku Hutong Information Technology, Co. Ltd., (“Wangku”) is a web enabler of China Yellow Pages and a B2B e-Business service provider. In May 2007, the Company purchased 20% of Wangku’s equity interest at a price of RMB3,000,000 through Xuejun Zhang, an employee of the Company.

The following table summarizes the allocation of the purchase price for the proportionate share of Wangku’s net assets acquired at fair value:

Purchase Price
Cash to acquire 20% of Wangku	¥3,000,000
Less: Fair value of identifiable assets acquired:
Current assets	¥846,792
Fixed assets	203,136
¥1,049,928

Plus: Fair value of liabilities assumed:
Current assets	¥445,796
¥445,796

Excess of cost over fair value of net assets acquired – intangible assets and goodwill	¥2,395,868

The excess cost over the fair value of the net assets acquired has been allocated RMB1,200,000 to distributor network, the only identifiable intangible asset, as of the date of the acquisition. The remaining amount of RMB1,195,868 was recorded as goodwill.

Goodwill and the intangible asset are not deductible for tax purposes. The intangible asset, except for goodwill, is being amortized over its estimated useful life as described above from the date of acquisition and was recorded against the equity in earnings.

Prior to purchase accounting adjustments, Wangku generated net loss of RMB14,489,530 for the period from January 1 to May 13, 2008 and the 20% equity ownership accounted for investment loss of RMB2,929,636 by equity method.

On May 14, 2008, the Company gained effective control over an additional 31% of Wangku for RMB6,762,679 in cash. The acquisition of Wangku has been accounted for as a step acquisition business combination in fiscal year 2008. The Company has allocated the investment basis to the pro rata share of Wangku’s assets and liabilities at each significant acquisition date based on the estimated fair values of such assets and liabilities on such dates, and the excess of the investment basis over the adjusted estimated fair values of such identifiable net assets has been allocated to goodwill. For financial reporting purposes, the Company has accounted for Wangku using the equity method through May 13, 2008, and as a consolidated subsidiary thereafter.

The following table summarizes the allocation of the 31% purchase price for the proportionate share of Wangku’s net assets acquired at fair value at the date of acquisition:

Purchase Price
Cash to acquire an additional 31% of Wangku	¥6,762,679
Less: Fair value of identifiable assets acquired:
Current assets	¥1,321,761
Fixed assets	372,403
¥1,694,164

Plus: Fair value of liabilities assumed:
Current liabilities	¥3,465,288
Non-current liabilities	2,799,519
¥6,264,807

Excess of cost over fair value of net assets acquired – intangible assets and goodwill	¥11,333,322

The excess cost over the fair value of the net assets acquired of RMB2,263,000 has been allocated to distributor network, the only identifiable intangible asset, as of the date of the acquisition, and the remaining amount of RMB9,070,322 was recorded as goodwill.

Wangku realized a net loss ofRMB2.6 million,RMB4.0 million and RMB1.1 million (US$0.2 million)for the years ended December 31, 2009 and 2010, and the period from January 1 to March 13, 2011, the date of disposal Wangku’s equity interests, respectively.

Biaoshang

Biaoshang was incorporated in the PRC in 2000 and engages in B2B business to connect retailers to their suppliers, enabling them to share information and manage work processes in China. On November 6, 2007, the Company effectively controlled 51% of the interest in Biaoshang through Tingchao Zhao, an employee of the Company. Before the transaction, Peter Jiang held 100% equity interest in Biaoshang. Then Peter Jiang sold 51% of the equity interest to Tingchao Zhao, while Peter Jiang held the remaining 49%.

Biaoshang realized a net loss of RMB1.6 million and RMB0.7 million (US$0.1 million) for the year ended December 31, 2009 and the period from January 1 to July 15, 2010, respectively.

Pursuant to the equity interest transfer agreement between Peter Jiang and Tingchao Zhao, the Company is subject to pay a contingent payment of RMB392,877 since the audited net income for the six month period ended June 30, 2008 was more than RMB300,000. This was considered additional purchase consideration and recorded as an increase to goodwill. However, based on the agreement entered into between the Company and Peter Jiang, the CEO of Biaoshang on September 25, 2010, the contingent payment was mutually forgiven. The gains on the extinguishment of the debt were recorded as income on investments for discontinued operations.

Changshengtiandi

Changshengtiandi was incorporated in the PRC in 2011 and is an e-Commerce service provider. On January 18, 2011, the Company entered into a loan agreement with Zou Hongjun, an employee of the Company, pursuant to which the Company provided RMB1,350,000 (US$214,493) to him for obtaining 90% of equity interests in Changshengtiandi. On January 18, 2011, the Company entered into a loan agreement with Zhang Xuejun, an employee of the Company, pursuant to which the Company provided RMB150,000 (US$23,833) to him for obtaining 10% of equity interests in Changshengtiandi. On January 18, 2011, the Company entered into share pledge agreements with Zou Hongjun and Zhang Xuejun, respectively, pursuant to which the two employees of the Company pledged all their equity interests in Changshengtiandi to the Company, and the Company effectively controlled 100% of the interest in Changshengtiandi through Zou Hongjun and Zhang Xuejun.

Changshengtiandi realized a net loss of RMB649,830 (US$103,248) for the period from January 18, 2011 to December 31, 2011.

(b) Other long-term investment

Other long-term investment includes the investment in which the Group does not have the ability to exercise significant influence (generally, when the Group has an investment of less than 20% ownership) and for which there is not a readily determinable fair value, is accounted for using the cost method. Dividends and other distributions of earnings from investee, if any, are included in income when declared.

On March 15, 2010, the Company purchased 15% interest of Fuji Saiwei (Beijing) Technology Co., Ltd., (“cFuture”). The Company recorded an investment on cFuture of RMB240,000 by applying the cost method of accounting. cFuture was incorporated in PRC in 2009 and engages in e-Retail business to render e-service to the retailers.

The Company is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes occurred and were other-than-temporary. Thus, impairment of RMB240,000 was made to write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations.

On September 21, 2010, eFuture Beijing sold the 15% equity interest of Beijing Kubang Fuji New Media Technology Company Limited to a third party with a cash consideration of RMB600,000. The Company recorded an investment loss of RMB54,192 (US$8,211) in the consolidated financial statements.

For the years ended December 31, 2009 and 2010, no impairment loss was recorded in the consolidated financial statements.